Trade and Other Receivables - Other Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and Other Receivables
Initial payment usually received under some contracts, expressed as a percentage of the nominal amount of receivables sold less associated sale and purchase costs	90.00%	90.00%	90.00%
Amount due from financial institutions relating to the deferred collection of the remaining nominal amount of the sold receivables from several public entities	€ 1,800	€ 2,560
Amount of receivables sold without recourse to financial institutions	912,000	870,000
Finance costs from sale of receivables	€ 3,973	€ 4,885	€ 6,512